Share-based compensation	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Share-based compensation

13. Share-based compensation

Restricted and Performance Share Unit plan (“RPSU plan”)

Obsidian Energy has an RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the TSX. Since March 2016, consideration can be in the form of cash or shares purchased on the open market therefore all grants subsequent to March 2016 are accounted for based on the equity method. In June 2017, the shareholders approved amendments to the RPSU plan such that shares provided under the plan can either be purchased on the open market or issued from treasury.

RPSU plan (number of shares equivalent)	Year ended December 31
	2018	2017
Outstanding, beginning of year	8,397,378	10,199,595
Granted	6,406,210	4,472,510
Vested	(3,602,134)	(3,935,186)
Forfeited	(2,555,038)	(2,339,541)

Outstanding, end of year	8,646,416	8,397,378

Outstanding units – liability method	28,832	730,297
Outstanding units – equity method	8,617,584	7,667,081

	As at December 31
RPSU plan obligation:	2018	2017
Current liability (1)	$—	$1
Non-current liability	$—	$—

(1)	Included within Accounts payable and accrued liabilities in 2017.

The fair value of the RPSU plan units under the equity method used the following weighted average assumptions:

	Year ended December 31
	2018	2017
Average fair value of units granted (per unit)	$1.23	$2.11
Expected life of units (years)	3.0	3.0
Expected forfeiture rate	5.8%	7.8%

Performance Share Unit (“PSU”) plan under the RPSU

Since June 2017, issuances of performance share units are made under the RPSU plan. The PSU plan under the RPSU allows Obsidian Energy to grant PSUs to employees of the Company. Members of the Board of Directors are not eligible for the RPSU plan. The PSU obligation is classified as a liability due to the cash settlement feature and could be settled in cash or shares.

	Year ended December 31
PSU awards (number of shares equivalent)	2018	2017
Outstanding, beginning of year	—	—
Granted	1,141,900	—

Outstanding, end of year	1,141,900	—

	As at December 31
PSU obligation:	2018	2017
Non-current liability	$—	$—

Stock Option Plan

Obsidian Energy has an Option Plan that allows the Company to issue options to acquire common shares to officers, employees and other service providers. In March 2017, the Board of Directors resolved to suspend all future grants of options under the Option Plan.

	Year ended December 31
	2018		2017
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	3,662,575	$4.60	7,612,625	$6.01
Exercised	(154,975)	1.20	(1,577,225)	1.44
Forfeited	(1,491,625)	6.27	(2,372,825)	11.22

Outstanding, end of year	2,015,975	$3.62	3,662,575	$4.60

Exercisable, end of year	1,450,800	$4.47	1,980,876	$6.50

		Options Outstanding		Options Exercisable
Range of Grant Prices	Number Outstanding	Weighted Average Exercise Price	Weighted Remaining Contractual Life (years)	Number Exercisable	Weighted Average Exercise Price
$1.00 - $1.99	1,247,225	$1.42	1.8	714,825	$1.48
$2.00 - $4.99	304,050	3.88	1.2	271,275	4.01
$5.00 - $9.99	464,700	9.35	0.3	464,700	9.35

	2,015,975	$3.62	0.8	1,450,800	$4.47

Deferred Share Unit (“DSU”) plan

The DSU plan allows the Company to grant DSUs in lieu of cash fees to non-employee directors providing a right to receive, upon retirement, a cash payment based on the volume-weighted-average trading price of the common shares on the TSX. At December 31, 2018, 1,323,856 DSUs (2017 – 640,705) were outstanding and $1 million was recorded as a current liability (2017 – $1 million).

PSU plan

Prior to June 2017, issuances of performance share units were made under the PSU plan. The PSU obligation is classified as a liability due to the cash settlement feature.

	Year ended December 31
PSU awards (number of shares equivalent)	2018	2017
Outstanding, beginning of year	1,539,000	1,855,500
Granted	—	569,000
Vested	(424,200)	(638,750)
Forfeited	(284,000)	(246,750)

Outstanding, end of year	830,800	1,539,000

	As at December 31
PSU obligation:	2018	2017
Non-current liability	$—	$1

Share-based compensation

Share-based compensation is based on the fair value of the options and units at the time of grant under the Option Plan and RPSU plan (equity method), which is amortized over the remaining vesting period on a graded vesting schedule. Share-based compensation under the RPSU plan (liability method), DSU plan and PSU plan is based on the fair value of the awards outstanding at the reporting date and is amortized based on a graded vesting schedule. Share-based compensation consisted of the following:

	Year ended December 31
	2018	2017
Options	$—	$1
PSU plan	(1)	1
RPSU plan – equity method	7	7
RPSU plan – liability method	—	(1)

Share-based compensation	$6	$8

The share price used in the fair value calculation of the RPSU plan (liability method), PSU plan and DSU plan obligations at December 31, 2018 was $0.51 per share (2017 – $1.56). The expense under the DSU plan was insignificant.

Employee retirement savings plan

Obsidian Energy has an employee retirement savings plan (the “savings plan”) for the benefit of all employees. Under the savings plan, employees may elect to contribute up to 10 percent of their salary and Obsidian Energy matches these contributions at a rate of $1.50 for each $1.00 of employee contribution up to and including December 31, 2017, $1.25 for each $1.00 of employee contribution for 2018 and $1.00 for each $1.00 of employee contribution thereafter. Both the employee’s and Obsidian Energy’s contributions are used to acquire Obsidian Energy common shares or are placed in low-risk investments. Shares are purchased in the open market at prevailing market prices.